Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (187,294)	$ (199,100)
Adjustments to reconcile net loss to net cash used in/(provided by) operating activities:
Depreciation and amortization	93,638	$ 90,228
Imputed interest	27,991
Changes in operating assets and liabilities:
Accounts receivable	525	$ 13,300
Accounts payable and accrued expenses	80,965	(17,144)
Deferred revenue	(4,800)	4,800
Security deposits	1,200	(1,828)
Restricted cash	1,760	(9,536)
Net cash provided by / (used in) operating activities	13,985	(119,280)
CASH FLOWS FROM INVESTING ACTIVITIES:
Building Improvements	$ (9,493)	(47,298)
Purchase of LLC interests		(3,000)
Net cash used in investing activities	$ (9,493)	(50,298)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from shareholders	$ 8,897	441,684
Proceeds from mortgage payable - related party		1,425,982
Repayments of mortgages payable	$ (15,482)	(1,728,353)
Capital contribution		47,414
Net cash (used in)/provided by financing activities	$ (6,585)	186,727
NET CHANGE IN CASH	(2,093)	17,149
Cash at beginning of year	19,379	2,230
Cash at end of year	17,286	19,379
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Cash paid for interest	$ 106,921	127,860
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets contributed by stockholder		2,492,306
Liabilities contributed by stockholder		$ 2,317,469
Imputed interest on stockholder loans	$ 27,991